NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Loss attributable to common stockholders - basic	$ (100,009)	$ (249,983)
Loss attributable to common stockholders - diluted	(100,009)	(249,983)
Net loss	$ (100,009)	$ (249,983)
Weighted average common shares outstanding - basic (in shares)	324,008,969	137,824,126
Weighted average common shares outstanding - diluted (in shares)	324,008,969	137,824,126
Net loss per share - basic (in dollars per share)	$ (0.31)	$ (1.81)
Net loss per share - diluted (in dollars per share)	$ (0.31)	$ (1.81)